Current and Deferred Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Current and Deferred Income Tax [Abstract]
Schedule of Income Tax Expense (Recovery)
	December 31, 2023	December 31, 2022
	$	$

Current tax expense (recovery)
Current period	2,450

Deferred tax expense (recovery)
Orgination and reversal of temporary differences	(4,631,094)	(2,949,101)
Change in tax rate	(321,972)
Change in unrecognized temporary differences	4,953,071	2,949,101
Income tax expense (recovery)	2,455	-

	December 31, 2023	December 31, 2022
	$	$
Loss carryforwards	2,136,465	488,823
Lease liability and other	166,894	-
Deferred tax assets	2,303,159	488,823
Set-off of tax	(2,303,159)	(488,823)
Net deferred tax assets	-	-

Schedule of Income Tax Provision
	December 31, 2023	December 31, 2022
	$	$
Loss before income tax	(22,385,977)	(16,515,389)
Statutory income tax rate	27%	27%
Expected income tax expense (recovery)	(6,044,214)	(4,459,155)
Increase (decrease) resulting from:
Change in unrecognized temporary differences	4,953,071	2,949,101
Permanent differences	1,135,213	1,159,884
Change in tax rate	(321,972)	-
Effect of tax rates in foreign jurisdictions	221,891	146,727
Share issue costs	-	201,740
Other	58,461	1,703
Income tax expense (recovery)	2,450	-

Schedule of Deferred Tax Liabilities	Deferred tax liabilities are attributable to the following:
	December 31, 2023 $	December 31, 2022 $
Intangible assets	(37,659)	(39,481)
Right-of-use assets	(119,784)	(42,472)
Fixed assets	(913,369)	(276,699)
Convertible note	(182,600)	-
Marketable securities	(1,049,747)	(130,171)
Deferred tax liabilities	(2,303,159)	(488,823)
Set-off of tax	2,303,159	488,823
Net deferred tax liability	-	-

Schedule of Unrecognized Deferred Tax Assets
	December 31, 2023	December 31, 2022
	$	$
Deductible temporary differences	16,045,512	3,920,076
Tax losses	40,067,059	26,069,552
	56,112,571	29,989,628